Consolidated statements of cash flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net income	€ 1,438,500	€ 2,225,657	€ 1,554,534
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairment loss	1,593,160	789,566	735,479
Change in deferred taxes, net	64,266	89,171	(203,046)
(Gain) loss from the sale of fixed assets, right-of-use assets, investments and divestitures	(99,074)	(807,106)	(94,123)
Compensation expense related to share-based plans	1,992	10,745	46,811
Cash inflow (outflow) from hedging	(12,744)
Investments in equity method investees, net	(27,657)	(28,369)	(57,009)
Interest expense, net	429,444	301,062	364,824
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts and other receivables	(105,828)	(164,685)	(131,676)
Inventories	(117,504)	(157,092)	(62,692)
Other current and non-current assets	(46,132)	(12,561)	227,490
Accounts receivable from related parties	41,717	(5,805)	32,614
Accounts payable to related parties	(35,861)	4,480	(110,375)
Accounts payable, provisions and other current and non-current liabilities	(128,906)	(84,561)	222,302
Paid interest	(470,223)	(311,971)	(340,632)
Received interest	49,453	56,809	37,601
Income tax payable	380,067	514,957	644,866
Paid income taxes	(387,719)	(358,386)	(675,157)
Net cash provided by (used in) operating activities	2,566,951	2,061,911	2,191,811
Investing activities
Purchases of property, plant and equipment	(1,124,791)	(1,057,276)	(944,460)
Proceeds from sale of property, plant and equipment	11,535	54,529	103,225
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	(2,232,671)	(925,267)	(565,694)
Proceeds from divestitures	59,940	1,682,975	415,388
Net cash provided by (used in) investing activities	(3,285,987)	(245,039)	(991,541)
Financing activities
Proceeds from short-term debt	737,409	650,634	443,996
Repayments of short-term debt	(807,807)	(205,790)	(241,309)
Proceeds from short-term debt from related parties	281,200	217,646	122,079
Repayments of short-term debt from related parties	(448,311)	(37,746)	(116,079)
Proceeds from long-term debt	3,460,805	612,388	582,311
Repayments of long-term debt	(2,217,005)	(1,076,204)	(1,099,329)
Repayments of lease liabilities	(671,403)
Repayments of lease liabilities from related parties	(16,340)
Increase (decrease) of accounts receivable securitization program	381,430	(298,912)	157,564
Proceeds from exercise of stock options	15,864	47,404	47,591
Purchase of treasury stock	(599,796)	(37,221)	(57,938)
Dividends paid	(354,636)	(324,838)	(293,973)
Distributions to noncontrolling interests	(296,168)	(296,293)	(386,340)
Contributions from noncontrolling interests	68,125	67,196	42,797
Net cash provided by (used in) financing activities	(466,633)	(681,736)	(798,630)
Effect of exchange rate changes on cash and cash equivalents	47,760	32,387	(132,413)
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	(1,137,909)	1,167,523	269,227
Cash and cash equivalents at beginning of period	2,145,632	978,109	708,882
Cash and cash equivalents at end of period	€ 1,007,723	€ 2,145,632	€ 978,109